FORWARD FUNDS

Supplement dated September 1, 2010

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

This supplement amends the SAI dated May 1, 2010, as supplemented, in order to add Class A shares of the Forward Long/Short Credit Analysis Fund (the “Fund”), an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective immediately:

The information concerning the ticker symbols of each class of shares with respect to the Fund as contained in the table on the cover page of the SAI is replaced and amended to read as follows:

Tickers
Fund	Institutional Class	Investor Class	Class A	Class B	Class C	Class M	Class Z
Forward Long/Short Credit Analysis Fund	FLSIX	FLSRX	FLSLX	N/A	FLSFX	FLSMX	N/A

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The last paragraph on the cover page of the SAI is replaced and amended in its entirety to read as follows:

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectuses for the Funds which have been filed with the Securities and Exchange Commission (“SEC”). This SAI incorporates by reference the financial statements of the Funds included in the shareholder reports dated December 31, 2009 (“Financial Statements”) relating to the Funds. A copy of the prospectuses for the Funds and the Financial Statements of the Funds, including the Independent Registered Public Accountants’ Reports, may be obtained free of charge by calling the Funds’ transfer agent at (800) 999-6809.

Dates of Prospectuses: May 1, 2010 (for Class A, Class B, Class C and Class M shares), May 1, 2010 (for Investor Class and Institutional Class shares), May 1, 2010 (for Class Z shares) and September 1, 2010 (for Class A shares of the Forward Long/Short Credit Analysis Fund).

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The information concerning the total expense limits agreed to by the Investment Advisor with respect to the Fund as contained in the table under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on pages 22 and 23 of the SAI is amended to include the following supplemental information:

Fund	Class	End Date	Expense Limit
Forward Long/Short Credit Analysis Fund	Class A	April 30, 2012	2.14%

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The information concerning the control persons and principal holders with respect to the Fund as contained in the table under the heading/sub-heading “GENERAL INFORMATION – Control Persons and Principal Holders of Securities” on pages 139 and 140 of the SAI is replaced and amended to read as follows:

Forward Long/Short Credit Analysis Fund

The following persons owned of record or beneficially, as of August 4, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	5,823,543	29.54%
TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	Investor	2,039,152	10.34%
National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	1,495,989	7.59%
Pershing, LLC* P.O. Box 2052 Jersey City, NJ 07303	Investor	1,448,513	7.35%
National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	684,378	53.77%
Van Eck Associates Corp.* 335 Madison Ave., 19th Floor New York, NY 10017	Institutional	180,912	14.21%
Asgard, LLC* 88 Kearny, Suite 750 San Francisco, CA 94108	Institutional	126,171	9.91%
Pershing, LLC* P.O. Box 2052 Jersey City, NJ 07303	Institutional	82,142	6.45%
Wells Fargo Investments, LLC* 608 2nd Avenue South Minneapolis, MN 55749	Institutional	68,780	5.40%
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	C	413,223	23.40%
National Financial Services Corp.* 200 Liberty Street one One World Financial Center New York, NY 10281	C	335,750	19.01%
LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121	C	298,367	16.90%
Pershing, LLC* P.O. Box 2052 Jersey City, NJ 07303	C	153,382	8.69%
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	M	122,399	87.21%

The following persons owned of record or beneficially, as of August 4, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	5,823,543	25.44%
*	Shares are believed to be held only as nominee.
**	Sutton Place Associates, LLC is an entity under common control with Forward Management

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The last paragraph under the heading/sub-heading “GENERAL INFORMATION – Control Persons and Principal Holders of Securities” on page 150 of the SAI concerning management ownership is amended to include the following supplemental information:

As of August 4, 2010, the Officers and Trustees as a group owned less than 1% of any class of any of the outstanding shares of the Forward Long/Short Credit Analysis Fund, with the following exception: Class M (6.62%).

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP L/S A SAI 09012010